Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Opportunity Fund), Russell 3000® Index (reflects no deduction for fees, expenses, or taxes))	0 Months Ended
	Feb. 01, 2012
(Wells Fargo Advantage Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%	[1]
5 Years	(0.01%)	[1]
10 Years	3.51%	[1]

[1]	Effective January 1, 2013, the Fund intends to change its benchmark from the Russell MidCap® Index to the Russell 3000® Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.